UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

December 31, 2019

MFS® Prudent Investor Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

FPP-SEM

MFS® Prudent Investor Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China bore fruit at the end of the period, boosting investor sentiment, while signs of stability emerging from the global manufacturing sector also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the United Kingdom and Europe for much of the period, though investors expect greater clarity regarding Brexit as a result of December’s general election. The pro-Brexit Conservative Party won the election by a comfortable margin and set the stage for the U.K.’s departure from the EU at the end of January.

Markets expect the longest economic expansion in U.S. history will continue, albeit at a slower pace, as trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October and the European Central Bank loosened policy in September. While the global monetary policy backdrop remains quite accommodative, signs of easing trade tensions and fading global recession fears led to improved market sentiment in late 2019 as investors grew less risk averse. In early 2020, an outbreak of coronavirus emanating from China reintroduced global growth fears, causing an uptick in volatility.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

February 14, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities		49.8%	0.0%	49.8%
Hedges	S&P/ASX 200 Index Option Puts	0.0%	(1.0)%	(1.0)%
	S&P 500 Index Option Puts	0.0%	(1.0)%	(1.0)%
	Russell 2000 Index Option Puts	0.0%	(3.0)%	(3.0)%
Net Equity Exposure		49.8%	(5.0)%	44.8%
Debt Instruments (d)		10.2%	0.0%	10.2%
Cash and Cash Equivalents (e)				39.2%
Other (f)				5.8%
Total Net Exposure Summary				100.0%

Top ten holdings (c)(i)
LEG Immobilien AG	3.9%
Alphabet, Inc., “A”	3.3%
U.S. Treasury Notes, 2.25%, 3/31/2021	3.2%
U.S. Treasury Notes, 1.625%, 3/15/2020	3.2%
U.S. Treasury Notes, 2%, 9/30/2020	3.2%
U.S. Treasury Notes, 1.875%, 6/30/2020	3.1%
U.S. Treasury Notes, 2.375%, 12/31/2020	3.1%
Costco Wholesale Corp.	2.8%
Nestle S.A.	2.3%
Booking Holdings, Inc.	2.3%

(a)

Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.

(b)

Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.

Portfolio Composition – continued

(c)

For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.

(d)	Excludes U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation.
(e)

Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

(f)

Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of December 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, July 1, 2019 through December 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2019 through December 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/19	Ending Account Value 12/31/19	Expenses Paid During Period (p) 7/01/19-12/31/19
A	Actual	1.21%	$1,000.00	$1,040.06	$6.20
	Hypothetical (h)	1.21%	$1,000.00	$1,019.05	$6.14
B	Actual	1.97%	$1,000.00	$1,036.33	$10.08
	Hypothetical (h)	1.97%	$1,000.00	$1,015.23	$9.98
C	Actual	1.97%	$1,000.00	$1,036.47	$10.08
	Hypothetical (h)	1.97%	$1,000.00	$1,015.23	$9.98
I	Actual	0.97%	$1,000.00	$1,042.25	$4.98
	Hypothetical (h)	0.97%	$1,000.00	$1,020.26	$4.93
R1	Actual	1.97%	$1,000.00	$1,037.07	$10.09
	Hypothetical (h)	1.97%	$1,000.00	$1,015.23	$9.98
R2	Actual	1.47%	$1,000.00	$1,039.13	$7.53
	Hypothetical (h)	1.47%	$1,000.00	$1,017.75	$7.46
R3	Actual	1.22%	$1,000.00	$1,040.66	$6.26
	Hypothetical (h)	1.22%	$1,000.00	$1,019.00	$6.19
R4	Actual	0.97%	$1,000.00	$1,042.18	$4.98
	Hypothetical (h)	0.97%	$1,000.00	$1,020.26	$4.93
R6	Actual	0.95%	$1,000.00	$1,041.35	$4.87
	Hypothetical (h)	0.95%	$1,000.00	$1,020.36	$4.82

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

12/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 48.3%
Apparel Manufacturers - 1.2%
Adidas AG	806	$262,005

Business Services - 2.5%
Accenture PLC, “A”	1,484	$312,486
SGS S.A.	80	219,136

		$531,622
Computer Software - 4.4%
Cadence Design Systems, Inc. (a)	3,382	$234,575
Check Point Software Technologies Ltd. (a)	3,159	350,523
Sage Group PLC	37,008	367,166

		$952,264
Computer Software - Systems - 2.9%
Amadeus IT Group S.A.	4,247	$346,809
Constellation Software, Inc.	297	288,448

		$635,257
Consumer Products - 3.7%
Beiersdorf AG	3,444	$412,003
Kao Corp.	4,600	379,399

		$791,402
Consumer Services - 2.3%
Booking Holdings, Inc. (a)	238	$488,788

Electrical Equipment - 0.9%
Legrand S.A.	2,408	$196,204

Electronics - 2.3%
Kyocera Corp.	4,000	$272,586
Texas Instruments, Inc.	1,686	216,297

		$488,883
Food & Beverages - 2.3%
Nestle S.A.	4,688	$507,552

Insurance - 1.2%
Swiss Re Ltd.	2,259	$253,723

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 7.3%
Alphabet, Inc., “A” (a)	532	$712,555
Facebook, Inc., “A” (a)	2,083	427,536
Scout24 AG	6,487	428,948

		$1,569,039
Medical & Health Technology & Services - 1.2%
Premier, Inc., “A” (a)	7,095	$268,759

Printing & Publishing - 1.7%
Wolters Kluwer N.V.	5,195	$378,887

Real Estate - 7.0%
Deutsche Wohnen SE	6,164	$251,814
LEG Immobilien AG	7,110	841,791
Vonovia SE, REIT	7,741	416,788

		$1,510,393
Specialty Chemicals - 1.5%
Nitto Denko Corp.	5,700	$319,799

Specialty Stores - 2.8%
Costco Wholesale Corp.	2,073	$609,296

Telecommunications - Wireless - 2.1%
KDDI Corp.	15,600	$464,097

Trucking - 1.0%
Yamato Holdings Co. Ltd.	13,200	$225,734
Total Common Stocks (Identified Cost, $8,946,894)		$10,453,704

Bonds - 25.9%
Automotive - 0.5%
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	$15,000	$15,938
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	80,000	83,200

		$99,138
Broadcasting - 0.7%
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	$140,000	$144,900

Building - 1.5%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	$155,000	$162,362
Standard Industries, Inc., 6%, 10/15/2025 (n)	160,000	168,200

		$330,562

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - 0.7%
Equinix, Inc., 5.375%, 5/15/2027	$135,000	$146,614

Computer Software - Systems - 0.3%
Fair Isaac Corp., 4%, 6/15/2028 (n)	$54,000	$54,405

Consumer Products - 0.5%
Coty, Inc., 6.5%, 4/15/2026 (n)	$110,000	$115,775

Entertainment - 0.8%
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)	$170,000	$181,262

Insurance - Property & Casualty - 0.8%
Hub International Ltd., 7%, 5/01/2026 (z)	$160,000	$169,200

Medical Equipment - 0.8%
Teleflex, Inc., 4.625%, 11/15/2027	$160,000	$169,570

Midstream - 0.8%
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	$165,000	$175,312

Real Estate - Healthcare - 0.8%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$155,000	$163,748

Specialty Chemicals - 0.8%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$173,000	$180,574

Telecommunications - Wireless - 0.7%
SBA Communications Corp., 4.875%, 9/01/2024	$155,000	$160,813

U.S. Treasury Obligations - 15.8%
U.S. Treasury Notes, 1.625%, 3/15/2020	$685,000	$684,946
U.S. Treasury Notes, 1.875%, 6/30/2020	680,000	680,823
U.S. Treasury Notes, 2%, 9/30/2020	680,000	681,731
U.S. Treasury Notes, 2.375%, 12/31/2020	675,000	679,713
U.S. Treasury Notes, 2.25%, 3/31/2021	680,000	685,100

		$3,412,313
Utilities - Electric Power - 0.4%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$85,000	$89,463
Total Bonds (Identified Cost, $5,502,320)		$5,593,649

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Preferred Stocks - 1.4%
Electronics - 1.4%
Samsung Electronics Co. Ltd. (Identified Cost, $277,413)	$7,884	$307,589

Investment Companies (h) - 22.7%
Money Market Funds - 22.7%
MFS Institutional Money Market Portfolio, 1.7% (v) (Identified Cost, $4,899,739)	4,900,031	$4,900,031

Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.8%
Currency Options - 0.1%
HKD Currency - November 2021 @ $0.1274	Put	JPMorgan Chase Bank N.A.	$876,763	HKD 6,832,000	$8,000
HKD Currency - November 2021 @ $0.1274	Put	Morgan Stanley Capital Services, Inc.	884,078	HKD 6,889,000	8,195
HKD Currency - December 2021 @ $0.1274	Put	Morgan Stanley Capital Services, Inc.	346,496	HKD 2,700,000	3,426

					$19,621
Market Index Securities - 0.7%
Russell 2000 Index - June 2020 @ $1,300	Put	Goldman Sachs International	$166,847	1	$1,140
Russell 2000 Index - June 2020 @ $1,400	Put	Merrill Lynch International	166,847	1	1,576
Russell 2000 Index - June 2020 @ $1,250	Put	Goldman Sachs International	166,847	1	740
Russell 2000 Index - December 2020 @ $1,300	Put	Goldman Sachs International	333,694	2	5,720
Russell 2000 Index - December 2020 @ $1,200	Put	Merrill Lynch International	166,847	1	1,930
Russell 2000 Index - December 2020 @ $1,250	Put	Merrill Lynch International	166,847	1	2,350
Russell 2000 Index - December 2020 @ $1,200	Put	Goldman Sachs International	166,847	1	1,930
Russell 2000 Index - December 2020 @ $1,150	Put	Goldman Sachs International	333,694	2	3,180
Russell 2000 Index - December 2020 @ $1,350	Put	Goldman Sachs International	166,847	1	3,490
Russell 2000 Index - June 2021 @ $1,150	Put	Goldman Sachs International	166,847	1	2,650

Portfolio of Investments (unaudited) – continued

Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options - continued
Market Index Securities - continued
Russell 2000 Index - June 2021 @ $1,300	Put	Goldman Sachs International	$166,847	1	$4,570
Russell 2000 Index - June 2021 @ $1,200	Put	Goldman Sachs International	333,694	2	6,300
Russell 2000 Index - June 2021 @ $1,350	Put	Goldman Sachs International	166,847	1	5,250
Russell 2000 Index - June 2021 @ $1,250	Put	Goldman Sachs International	500,541	3	11,250
Russell 2000 Index - December 2021 @ $1,100	Put	Goldman Sachs International	166,847	1	3,200
Russell 2000 Index - December 2021 @ $1,300	Put	Goldman Sachs International	500,541	3	16,560
Russell 2000 Index - December 2021 @ $1,150	Put	Goldman Sachs International	500,541	3	11,250
Russell 2000 Index - December 2021 @ $1,250	Put	Goldman Sachs International	500,541	3	14,010
Russell 2000 Index - December 2021 @ $1,200	Put	Goldman Sachs International	500,541	3	13,200
S&P 500 Index - March 2020 @ $2,450	Put	Goldman Sachs International	323,078	1	330
S&P 500 Index - June 2020 @ $2,250	Put	Goldman Sachs International	323,078	1	592
S&P 500 Index - June 2020 @ $2,300	Put	Goldman Sachs International	323,078	1	730
S&P 500 Index - June 2020 @ $2,350	Put	Goldman Sachs International	323,078	1	860
S&P 500 Index - June 2020 @ $2,500	Put	Goldman Sachs International	323,078	1	1,368
S&P 500 Index - June 2020 @ $2,400	Put	Goldman Sachs International	323,078	1	1,120
S&P 500 Index - December 2020 @ $2,000	Put	Goldman Sachs International	323,078	100	1,120
S&P 500 Index - December 2020 @ $1,800	Put	Goldman Sachs International	323,078	1	560
S&P 500 Index - December 2020 @ $2,100	Put	Goldman Sachs International	646,156	2	3,100
S&P 500 Index - December 2020 @ $2,150	Put	Goldman Sachs International	646,156	2	4,200
S&P 500 Index - June 2021 @ $2,200	Put	JPMorgan Chase Bank N.A.	323,078	1	3,860
S&P 500 Index - June 2021 @ $2,300	Put	JPMorgan Chase Bank N.A.	323,078	1	4,674

Portfolio of Investments (unaudited) – continued

Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options - continued
Market Index Securities - continued
S&P/ASX 200 Index - June 2020 @ AUD 5,000	Put	JPMorgan Chase Bank N.A.	$469,057	100	$772
S&P/ASX 200 Index - June 2020 @ AUD 5,200	Put	JPMorgan Chase Bank N.A.	469,057	100	1,001
S&P/ASX 200 Index - December 2020 @ AUD 5,200	Put	JPMorgan Chase Bank N.A.	375,245	80	3,353
S&P/ASX 200 Index - December 2020 @ AUD 5,300	Put	JPMorgan Chase Bank N.A.	375,245	80	3,845
S&P/ASX 200 Index - December 2020 @ AUD 5,100	Put	JPMorgan Chase Bank N.A.	234,528	50	1,828
S&P/ASX 200 Index - December 2020 @ AUD 5,400	Put	JPMorgan Chase Bank N.A.	234,528	50	2,756
S&P/ASX 200 Index - March 2021 @ AUD 5,400	Put	Goldman Sachs International	469,057	10	8,027

					$154,392
Total Purchased Options (Premiums Paid, $319,809)					$174,013

Other Assets, Less Liabilities - 0.9%					192,719
Net Assets - 100.0%					$21,621,705

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,900,031 and $16,528,955, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,106,616, representing 5.1% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Hub International Ltd., 7%, 5/01/2026	11/20/19-11/21/19	$164,249	$169,200
% of Net assets			0.8%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $15,046,436)	$16,528,955
Investments in affiliated issuers, at value (identified cost, $4,899,739)	4,900,031
Cash	95
Receivables for
Fund shares sold	125,000
Interest and dividends	50,161
Receivable from investment adviser	21,533
Other assets	254
Total assets	$21,626,029

Liabilities
Payable to custodian	$95
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	795
Distribution and service fees	194
Payable for independent Trustees’ compensation	98
Accrued expenses and other liabilities	3,046
Total liabilities	$4,324
Net assets	$21,621,705

Net assets consist of
Paid-in capital	$20,166,665
Total distributable earnings (loss)	1,455,040
Net assets	$21,621,705
Shares of beneficial interest outstanding	1,984,142

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,462,730	409,378	$10.90
Class B	67,807	6,220	10.90
Class C	2,494,278	230,430	10.82
Class I	4,105,635	376,451	10.91
Class R1	55,017	5,044	10.91
Class R2	55,556	5,093	10.91
Class R3	55,829	5,118	10.91
Class R4	56,101	5,142	10.91
Class R6	10,268,752	941,266	10.91

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.56 [100 / 94.25 x $10.90]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$89,066
Dividends from affiliated issuers	39,387
Dividends	37,751
Foreign taxes withheld	(2,638)
Total investment income	$163,566
Expenses
Management fee	$76,433
Distribution and service fees	14,621
Shareholder servicing costs	1,627
Administrative services fee	8,797
Independent Trustees’ compensation	662
Custodian fee	5,187
Shareholder communications	4,465
Audit and tax fees	28,345
Legal fees	115
Registration fees	66,315
Miscellaneous	14,506
Total expenses	$221,073
Reduction of expenses by investment adviser and distributor	(114,963)
Net expenses	$106,110
Net investment income (loss)	$57,456

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(34,557)
Affiliated issuers	257
Written options	186
Foreign currency	65
Net realized gain (loss)	$(34,049)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$778,834
Affiliated issuers	(453)
Translation of assets and liabilities in foreign currencies	(3)
Net unrealized gain (loss)	$778,378
Net realized and unrealized gain (loss)	$744,329
Change in net assets from operations	$801,785

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 12/31/19 (unaudited)	Year ended 6/30/19

From operations
Net investment income (loss)	$57,456	$199,238
Net realized gain (loss)	(34,049)	112,750
Net unrealized gain (loss)	778,378	683,392
Change in net assets from operations	$801,785	$995,380
Total distributions to shareholders	$(260,682)	$(210,025)
Change in net assets from fund share transactions	$4,278,502	$1,737,137
Total change in net assets	$4,819,605	$2,522,492

Net assets
At beginning of period	16,802,100	14,279,608
At end of period	$21,621,705	$16,802,100

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/19		Year ended
Class A			6/30/19	6/30/18 (c)
	(unaudited)
Net asset value, beginning of period	$10.60		$10.07	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.12	$0.08
Net realized and unrealized gain (loss)	0.39		0.54	(0.01)
Total from investment operations	$0.42		$0.66	$0.07

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.13)	$—
From net realized gain	(0.01)		—	—
Total distributions declared to shareholders	$(0.12)		$(0.13)	$—
Net asset value, end of period (x)	$10.90		$10.60	$10.07
Total return (%) (r)(s)(t)(x)	4.01	(n)	6.63	0.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.42	(a)	2.74	2.66	(a)
Expenses after expense reductions (f)	1.21	(a)	1.21	1.21	(a)
Net investment income (loss)	0.51	(a)	1.16	1.83	(a)
Portfolio turnover	18	(n)	51	6	(n)
Net assets at end of period (000 omitted)	$4,463		$3,485	$2,845

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/19		Year ended
Class B			6/30/19	6/30/18 (c)
	(unaudited)
Net asset value, beginning of period	$10.56		$10.03	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.05	$0.04
Net realized and unrealized gain (loss)	0.39		0.53	(0.01)
Total from investment operations	$0.38		$0.58	$0.03

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)	$—
From net realized gain	(0.01)		—	—
Total distributions declared to shareholders	$(0.04)		$(0.05)	$—
Net asset value, end of period (x)	$10.90		$10.56	$10.03
Total return (%) (r)(s)(t)(x)	3.63	(n)	5.84	0.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.18	(a)	3.50	3.50	(a)
Expenses after expense reductions (f)	1.97	(a)	1.96	1.96	(a)
Net investment income (loss)	(0.23	)(a)	0.46	0.80	(a)
Portfolio turnover	18	(n)	51	6	(n)
Net assets at end of period (000 omitted)	$68		$65	$51

	Six months ended 12/31/19		Year ended
Class C			6/30/19	6/30/18 (c)
	(unaudited)
Net asset value, beginning of period	$10.52		$10.03	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.05	$0.05
Net realized and unrealized gain (loss)	0.40		0.53	(0.02)
Total from investment operations	$0.38		$0.58	$0.03

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.09)	$—
From net realized gain	(0.01)		—	—
Total distributions declared to shareholders	$(0.08)		$(0.09)	$—
Net asset value, end of period (x)	$10.82		$10.52	$10.03
Total return (%) (r)(s)(t)(x)	3.65	(n)	5.83	0.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.16	(a)	3.49	3.17	(a)
Expenses after expense reductions (f)	1.97	(a)	1.96	1.96	(a)
Net investment income (loss)	(0.29	)(a)	0.46	1.05	(a)
Portfolio turnover	18	(n)	51	6	(n)
Net assets at end of period (000 omitted)	$2,494		$1,311	$734

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/19		Year ended
Class I			6/30/19	6/30/18 (c)
	(unaudited)
Net asset value, beginning of period	$10.61		$10.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.14	$0.10
Net realized and unrealized gain (loss)	0.41		0.53	(0.02)
Total from investment operations	$0.45		$0.67	$0.08

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$—
From net realized gain	(0.01)		—	—
Total distributions declared to shareholders	$(0.15)		$(0.14)	$—
Net asset value, end of period (x)	$10.91		$10.61	$10.08
Total return (%) (r)(s)(t)(x)	4.22	(n)	6.81	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.15	(a)	2.49	2.40	(a)
Expenses after expense reductions (f)	0.97	(a)	0.96	0.96	(a)
Net investment income (loss)	0.70	(a)	1.41	2.31	(a)
Portfolio turnover	18	(n)	51	6	(n)
Net assets at end of period (000 omitted)	$4,106		$1,870	$1,227

	Six months ended 12/31/19		Year ended
Class R1			6/30/19	6/30/18 (c)
	(unaudited)
Net asset value, beginning of period	$10.56		$10.03	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.04	$0.04
Net realized and unrealized gain (loss)	0.40		0.54	(0.01)
Total from investment operations	$0.39		$0.58	$0.03

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)	$—
From net realized gain	(0.01)		—	—
Total distributions declared to shareholders	$(0.04)		$(0.05)	$—
Net asset value, end of period (x)	$10.91		$10.56	$10.03
Total return (%) (r)(s)(t)(x)	3.71	(n)	5.81	0.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.18	(a)	3.49	3.50	(a)
Expenses after expense reductions (f)	1.97	(a)	1.96	1.96	(a)
Net investment income (loss)	(0.24	)(a)	0.39	0.79	(a)
Portfolio turnover	18	(n)	51	6	(n)
Net assets at end of period (000 omitted)	$55		$53	$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/19		Year ended
Class R2			6/30/19	6/30/18 (c)
	(unaudited)
Net asset value, beginning of period	$10.59		$10.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.09	$0.06
Net realized and unrealized gain (loss)	0.40		0.54	0.00	(w)
Total from investment operations	$0.41		$0.63	$0.06

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.10)	$—
From net realized gain	(0.01)		—	—
Total distributions declared to shareholders	$(0.09)		$(0.10)	$—
Net asset value, end of period (x)	$10.91		$10.59	$10.06
Total return (%) (r)(s)(t)(x)	3.91	(n)	6.31	0.60	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.68	(a)	2.99	3.00	(a)
Expenses after expense reductions (f)	1.47	(a)	1.46	1.46	(a)
Net investment income (loss)	0.26	(a)	0.90	1.29	(a)
Portfolio turnover	18	(n)	51	6	(n)
Net assets at end of period (000 omitted)	$56		$53	$50

	Six months ended 12/31/19		Year ended
Class R3			6/30/19	6/30/18 (c)
	(unaudited)
Net asset value, beginning of period	$10.60		$10.07	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.12	$0.07
Net realized and unrealized gain (loss)	0.40		0.53	0.00	(w)
Total from investment operations	$0.43		$0.65	$0.07

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.12)	$—
From net realized gain	(0.01)		—	—
Total distributions declared to shareholders	$(0.12)		$(0.12)	$—
Net asset value, end of period (x)	$10.91		$10.60	$10.07
Total return (%) (r)(s)(t)(x)	4.07	(n)	6.56	0.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.43	(a)	2.74	2.76	(a)
Expenses after expense reductions (f)	1.22	(a)	1.21	1.21	(a)
Net investment income (loss)	0.51	(a)	1.15	1.55	(a)
Portfolio turnover	18	(n)	51	6	(n)
Net assets at end of period (000 omitted)	$56		$54	$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/19		Year ended
Class R4			6/30/19	6/30/18 (c)
	(unaudited)
Net asset value, beginning of period	$10.61		$10.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.14	$0.08
Net realized and unrealized gain (loss)	0.41		0.53	0.00	(w)
Total from investment operations	$0.45		$0.67	$0.08

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$—
From net realized gain	(0.01)		—	—
Total distributions declared to shareholders	$(0.15)		$(0.14)	$—
Net asset value, end of period (x)	$10.91		$10.61	$10.08
Total return (%) (r)(s)(t)(x)	4.22	(n)	6.81	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.49	2.51	(a)
Expenses after expense reductions (f)	0.97	(a)	0.96	0.96	(a)
Net investment income (loss)	0.76	(a)	1.40	1.79	(a)
Portfolio turnover	18	(n)	51	6	(n)
Net assets at end of period (000 omitted)	$56		$54	$50

	Six months ended 12/31/19		Year ended
Class R6			6/30/19	6/30/18 (c)
	(unaudited)
Net asset value, beginning of period	$10.62		$10.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.14	$0.08
Net realized and unrealized gain (loss)	0.40		0.55	0.00	(w)
Total from investment operations	$0.44		$0.69	$0.08

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$—
From net realized gain	(0.01)		—	—
Total distributions declared to shareholders	$(0.15)		$(0.15)	$—
Net asset value, end of period (x)	$10.91		$10.62	$10.08
Total return (%) (r)(s)(t)(x)	4.14	(n)	6.92	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.48	2.50	(a)
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	(a)
Net investment income (loss)	0.77	(a)	1.41	1.80	(a)
Portfolio turnover	18	(n)	51	6	(n)
Net assets at end of period (000 omitted)	$10,269		$9,857	$9,222

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, January 18, 2018, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Prudent Investor Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) – continued

security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,270,292	$132,810	$—	$3,403,102
Germany	2,613,349	—	—	2,613,349
Japan	—	1,661,615	—	1,661,615
Switzerland	980,411	—	—	980,411
Netherlands	378,887	—	—	378,887
United Kingdom	367,166	—	—	367,166
Israel	350,523	—	—	350,523
Spain	346,809	—	—	346,809
South Korea	—	307,589	—	307,589
Other Countries	484,652	21,582	—	506,234
U.S. Treasury Bonds & U.S. Government
Agencies & Equivalents	—	3,412,313	—	3,412,313
U.S. Corporate Bonds	—	2,181,336	—	2,181,336
Purchased Currency Options	—	19,621	—	19,621
Mutual Funds	4,900,031	—	—	4,900,031
Total	$13,692,120	$7,736,866	$—	$21,428,986

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options and purchased options. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Equity Options	$154,392
Foreign Exchange	Purchased Currency Options	19,621
Total		$174,013

(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2019 as reported in the Statement of Operations:

Risk	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$(62,270)	$186

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended December 31, 2019 as reported in the Statement of Operations:

Risk	Unaffiliated Issuers (Purchased Options)
Equity	$(59,119)
Foreign Exchange	(6,405)
Total	$(65,524)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives.

Notes to Financial Statements (unaudited) – continued

Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the

Notes to Financial Statements (unaudited) – continued

premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended December 31, 2019, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 6/30/19
Ordinary income (including any short-term capital gains)	$210,025

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/19

Cost of investments	$19,970,178
Gross appreciation	1,666,455

Gross depreciation	(207,647)
Net unrealized appreciation (depreciation)	$1,458,808

As of 6/30/19

Undistributed ordinary income	185,198
Undistributed long-term capital gain	2,037
Other temporary differences	284
Net unrealized appreciation (depreciation)	726,418

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 12/31/19	Year ended 6/30/19
Class A	$49,791	$41,681
Class B	267	271
Class C	17,786	8,260
Class I	54,105	24,750
Class R1	205	247
Class R2	470	485
Class R3	605	604
Class R4	739	723
Class R6	136,714	133,004
Total	$260,682	$210,025

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended December 31, 2019, this management fee reduction amounted to $947, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2019 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2020. For the six months ended December 31, 2019, this reduction amounted to $113,980, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $947 for the six months ended December 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,407
Class B	0.75%	0.25%	1.00%	1.00%	333
Class C	0.75%	0.25%	1.00%	1.00%	8,405
Class R1	0.75%	0.25%	1.00%	1.00%	271
Class R2	0.25%	0.25%	0.50%	0.50%	136
Class R3	—	0.25%	0.25%	0.25%	69
Total Distribution and Service Fees					$14,621

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended December 31, 2019, this rebate amounted to $36 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2019, were as follows:

Amount
Class A	$5,870
Class B	—
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended December 31, 2019, the fee was $673, which equated to 0.0070% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended December 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $954.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2019 was equivalent to an annual effective rate of 0.0921% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund did not pay any compensation to the independent Trustees for the six months ended December 31, 2019.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

MFS redeemed the following shares for the amounts and dates noted below:

Date	Share Class	Shares	Amount
12/14/18	Class A	49,998	$488,480
12/14/18	Class I	4,998	48,880

At December 31, 2019, MFS held approximately 81% of the outstanding shares of Class B, and 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R6.

(4) Portfolio Securities

For the six months ended December 31, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$973,721	$475,801
Non-U.S. Government securities	$4,348,671	$2,133,586

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/19		Year ended 6/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	228,195	$2,452,197	136,764	$1,411,790
Class B	—	—	1,138	11,555
Class C	111,656	1,193,689	55,925	572,032
Class I	230,104	2,479,625	73,931	758,789
	569,955	$6,125,511	267,758	$2,754,166

Shares issued to shareholders in reinvestment of distributions
Class A	4,501	$48,427	4,258	$41,681
Class B	25	267	28	271
Class C	1,664	17,786	845	8,260
Class I	3,383	36,433	2,250	22,029
Class R1	19	205	25	247
Class R2	44	470	49	485
Class R3	56	605	62	604
Class R4	68	739	74	723
Class R6	12,694	136,714	13,572	133,004
	22,454	$241,646	21,163	$207,304

Shares reacquired
Class A	(152,182)	$(1,649,452)	(94,697)	$(951,534)
Class B	—	—	(44)	(453)
Class C	(7,475)	(78,913)	(5,375)	(52,716)
Class I	(33,217)	(360,290)	(21,726)	(219,630)
	(192,874)	$(2,088,655)	(121,842)	$(1,224,333)

Net change
Class A	80,514	$851,172	46,325	$501,937
Class B	25	267	1,122	11,373
Class C	105,845	1,132,562	51,395	527,576
Class I	200,270	2,155,768	54,455	561,188
Class R1	19	205	25	247
Class R2	44	470	49	485
Class R3	56	605	62	604
Class R4	68	739	74	723
Class R6	12,694	136,714	13,572	133,004
	399,535	$4,278,502	167,079	$1,737,137

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended December 31, 2019, the fund’s commitment fee and interest expense were $44 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,467,321	$7,044,286	$5,611,380	$257	$(453)	$4,900,031

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$39,387	$—

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Prudent Investor Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding

Board Review of Investment Advisory Agreement – continued

the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2018. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on January 18, 2018, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Prudent Investor Fund is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 14, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2020

*	Print name and title of each signing officer under his or her signature.